SEGMENT INFORMATION - Reconciliation of Total Operating Revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting, Revenue Reconciling Item [Line Items]
Total consolidated operating revenues	$ 5,163,299	$ 4,638,213	$ 3,775,247
Segment operating revenues [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total consolidated operating revenues	5,152,997	4,627,207	3,771,818
Revenues from Corporate and Other [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total consolidated operating revenues	10,302	11,006	3,429
City of Dreams [Member] | Segment operating revenues [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total consolidated operating revenues	2,736,775	2,282,256	1,930,483
Studio City [Member] | Segment operating revenues [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total consolidated operating revenues	1,478,362	1,390,345	958,354
Altira Macau [Member] | Segment operating revenues [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total consolidated operating revenues	107,022	125,096	110,825
Mocha and Other [Member] | Segment operating revenues [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total consolidated operating revenues	107,050	122,596	117,700
City of Dreams Manila [Member] | Segment operating revenues [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total consolidated operating revenues	411,104	472,337	495,097
City of Dreams Mediterranean and Other [Member] | Segment operating revenues [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total consolidated operating revenues	300,170	234,577	159,359
Other Operation [Member] | Segment operating revenues [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total consolidated operating revenues	$ 12,514	$ 0	$ 0